Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of future minimum payments under these non-cancelable agreements with initial terms of one year or more
The Group entered into
non-cancelable
IDC service agreements. The related expenses were RMB3,661 million, RMB4,738 million and RMB4,741 million for the years ended December 31, 2022, 2023 and 2024, respectively, and were charged to the consolidated statements of operations and comprehensive income when incurred. Future minimum payments under these non-cancelable
agreements with initial terms of one year or more consist of the following:

As of December 31, 2024
(RMB in millions)
2025	744
2026	717
2027	368
2028	368
2029	335
2030 and thereafter	1,352

3,884